Investments - Realized Gains and Losses on Sales of Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	¥ 12,540	¥ 3,309	¥ 41,903
Gross realized losses	(40,077)	(24,407)	(13,398)
Net realized gains (losses) on sales of available-for-sale securities	¥ (27,537)	¥ (21,098)	¥ 28,505